Accumulated other comprehensive income (Details 2) (CHF)	3 Months Ended						6 Months Ended
	Jun. 30, 2013		Mar. 31, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	1,339,652,645		1,320,829,922		1,224,513,920		1,320,829,922		1,224,333,062
Issuance of common shares	254,643,090		18,822,723		62,085,315		273,465,813		62,266,173
of which MACCS settlement	199,964,015		0		0		199,964,015		0
of which reserved for share-based compensation	17,126,788		18,822,723		37,889,728		35,949,511		38,070,586
Common Stock, Shares, Issued, Ending Balance	1,594,295,735		1,339,652,645		1,286,599,235		1,594,295,735		1,286,599,235
Treasury shares
Treasury Stock, Shares, Beginning Balance	27,495,313		27,036,831		0		27,036,831		4,010,074
Sale of treasury shares	144,989,659		85,932,507		93,628,678		230,922,166		167,997,714
of which MACCS settlement	33,488,655		0		0		33,488,655		0
Repurchase of treasury shares	121,624,269		90,504,926		101,754,767		212,129,195		172,239,045
Share-based compensation, net of tax	1,801,542		4,113,937		4,614,725		5,915,479		4,740,041
Treasury Stock, Shares, Ending Balance	2,328,381		27,495,313		3,511,364		2,328,381		3,511,364
Common shares outstanding	1,591,967,354	[1]	1,312,157,332	[2]	1,283,087,871	[3]	1,591,967,354	[1]	1,283,087,871	[3]	1,293,793,091
Par value (in CHF per share)	0.04		0.04		0.04		0.04		0.04		0.04
Authorized shares (in shares)	2,269,616,660	[4]	2,118,134,039	[4]	2,118,134,039	[4]	2,269,616,660	[4]	2,118,134,039	[4]	2,118,134,039	[4]
Unissued shares (in shares)	662,873,212		752,676,931		805,730,391		662,873,212		805,730,391
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares	498,874,240		732,326,910		732,326,910		498,874,240		732,326,910

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 662,873,212 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for BCN.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 752,676,931 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 805,730,391 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for BCN and MACCS.
[4]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).